Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

The Company is governed by the Income Tax Law of the PRC and the U.S. Internal Revenue Code of 1986, as amended. Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriate tax adjustments. The Company has a cumulative deficit from its foreign subsidiary of $3,399,273 as of December 31, 2024, which is included in the consolidated accumulated deficit.

The Company’s loss before income taxes includes the following components:

	Years Ended December 31,
	2024	2023
United States loss before income taxes	$7,639,148	$15,928,780
China loss before income taxes	264,246	778,230
Total loss before income taxes	$7,903,394	$16,707,010

Components of income taxes expense (benefit) consisted of the following:

	Years Ended December 31,
	2024	2023
Current:
U.S. federal	$-	$-
U.S. state and local	-	-
China	-	-
Total current income taxes expense	$-	$-
Deferred:
U.S. federal	$(4,874)	$(3,256,007)
U.S. state and local	(1,650)	(1,102,392)
China	93,437	(183,443)
Total deferred income taxes (benefit)	$86,913	$(4,541,842)
Change in valuation allowance	(86,913)	4,541,842
Total income taxes expense	$-	$-

The table below summarizes the differences between the U.S. statutory rate and the Company’s effective tax rate for the years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
U.S. federal rate	21.0%	21.0%
U.S. state rate	6.4%	6.7%
Permanent difference	(1.3)%	(0.1)%
Non-US rate differential	0.1%	0.2%
True ups	(27.3)%	(0.6)%
U.S. valuation allowance	1.1%	(27.2)%
Total provision for income taxes	0.0%	0.0%

For the years ended December 31, 2024 and 2023, the Company did not incur any income taxes expense since it did not generate any taxable income in those periods. The Company’s foreign entity did not pay any income taxes during the years ended December 31, 2024 and 2023.

The Company’s components of deferred taxes as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Stock-based compensation	$1,598,257	$3,501,507
Disallowed business interest deduction	-	9,476
Research and development expense	106,783	130,823
Accrued directors’ compensation	104,977	165,490
Accrued settlement	140,904	126,496
Partnership Investment	2,167,965	2,422,744
Lease liability	1,687	20,935
Capital loss limitation	149,394	149,394
Net operating loss carryforward	17,648,077	15,493,570
Total deferred tax assets, gross	21,918,044	22,020,435
Valuation allowance	(21,784,638)	(21,871,551)
Total deferred tax assets, net	$133,406	$148,884
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	$(133,406)	$(129,636)
Right-of-use assets	-	(19,248)
Total deferred tax liabilities	$(133,406)	$(148,884)
Net deferred tax assets	$-	$-

As of December 31, 2024 and 2023, the Company’s both federal and state net operating loss carryforwards amounted to $60,926,204 and $52,929,248, respectively. As of December 31, 2024, the Company has $58,438,649 of U.S. federal net operating loss carryovers that have no expiration date, and $2,487,555 of the federal net operating loss and state net operating loss carry-forwards begin to expire in 2034.

As of December 31, 2024, the Company had net operating loss carryforwards in China of $2,086,886 that begin to expire in 2024.

Additionally, as of December 31, 2024, $61,847 of the future utilization of the net operating loss carryforward to offset future taxable income is subject to special tax rules which may limit their usage under IRS Section 382 (Change of Ownership) and possibly the Separate Return Limitation Year (“SRLY”) rules.

A full valuation allowance has been provided against the Company’s deferred tax assets at December 31, 2024 as the Company believes it is more likely than not that sufficient taxable income will not be generated to realize these temporary differences.

The Company has been notified and assessed an IRS Section 6038 penalty of $10,000 for failure to file a foreign entity tax disclosure. The Company has appealed the penalty and awaits the Internal Revenue Service’s review of the appeal. There is no assurance such appeal will be successful.

The Company has not been audited by any jurisdiction since its inception. The Company is open for audit by the U.S. Internal Revenue Service and U.S. state tax jurisdictions from 2021 to 2024, and open for audit by the Chinese Ministry of Finance from 2020 to 2024.

There were no material uncertain tax positions as of December 31, 2024 and 2023. The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense, if any. The Company does not have any significant uncertain tax positions or events leading to uncertainty in a tax position.